UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
SMALL CAP GROWTH PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Shares	Security	Value

COMMON STOCKS — 90.4%
CONSUMER DISCRETIONARY — 8.8%
Hotels, Restaurants & Leisure — 1.8%
84,600	Burger King Holdings Inc.	$2,340,036

Media — 4.3%
42,770	Focus Media Holding Ltd., ADR *	1,503,366
247,986	Lions Gate Entertainment Corp. *	2,417,863
45,470	Marvel Entertainment Inc. *	1,218,141
112,140	Warner Music Group Corp.	558,457

	Total Media	5,697,827

Specialty Retail — 2.7%
227,040	NexCen Brands Inc. *	778,747
60,900	Ross Stores Inc.	1,824,564
33,210	Urban Outfitters Inc. *	1,041,134

	Total Specialty Retail	3,644,445

	TOTAL CONSUMER DISCRETIONARY	11,682,308

CONSUMER STAPLES — 3.0%
Food & Staples Retailing — 1.3%
73,270	Casey’s General Stores Inc.	1,655,902

Personal Products — 1.7%
71,600	Elizabeth Arden Inc. *	1,428,420
49,110	Nu Skin Enterprises Inc., Class A Shares	884,962

	Total Personal Products	2,313,382

	TOTAL CONSUMER STAPLES	3,969,284

ENERGY — 8.6%
Energy Equipment & Services — 4.3%
182,080	ION Geophysical Corp. *	2,512,704
37,720	Key Energy Services Inc. *	506,202
87,580	North American Energy Partners Inc. *	1,343,477
219,800	Parker Drilling Co. *	1,419,908

	Total Energy Equipment & Services	5,782,291

Oil, Gas & Consumable Fuels — 4.3%
57,066	GMX Resources Inc. *	1,993,315
36,780	Range Resources Corp.	2,333,691
34,890	SandRidge Energy Inc. *	1,365,944

	Total Oil, Gas & Consumable Fuels	5,692,950

	TOTAL ENERGY	11,475,241

FINANCIALS — 3.8%
Capital Markets — 1.8%
25,790	Affiliated Managers Group Inc. *	2,340,185

Diversified Financial Services — 0.3%
112,190	Primus Guaranty Ltd. *	401,640

Real Estate Investment Trusts (REITs) — 1.4%
10,589	Alexandria Real Estate Equities Inc.	981,812
40,370	Gramercy Capital Corp.	844,944

	Total Real Estate Investment Trusts (REITs)	1,826,756

Thrifts & Mortgage Finance — 0.3%
90,120	Clayton Holdings Inc. *	418,157

	TOTAL FINANCIALS	4,986,738

HEALTH CARE — 12.3%
Biotechnology — 5.3%
53,490	Alexion Pharmaceuticals Inc. *	3,171,957
174,930	ARIAD Pharmaceuticals Inc. *	589,514
See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Biotechnology — 5.3% (continued)
68,770	BioMarin Pharmaceutical Inc. *	$2,432,395
31,160	Infinity Pharmaceuticals Inc. *	189,764
112,910	Senomyx Inc. *	666,169

	Total Biotechnology	7,049,799

Health Care Equipment & Supplies — 2.8%
41,570	Hologic Inc. *	2,311,292
32,589	Integra LifeSciences Holdings Corp. *	1,416,644

	Total Health Care Equipment & Supplies	3,727,936

Health Care Providers & Services — 2.2%
41,620	Owens & Minor Inc.	1,637,331
18,490	Pediatrix Medical Group Inc. *	1,246,226

	Total Health Care Providers & Services	2,883,557

Health Care Technology — 0.5%
44,550	Vital Images Inc. *	660,231

Pharmaceuticals — 1.5%
42,790	Endo Pharmaceuticals Holdings Inc. *	1,024,393
24,070	XenoPort Inc. *	974,113

	Total Pharmaceuticals	1,998,506

	TOTAL HEALTH CARE	16,320,029

INDUSTRIALS — 16.6%
Aerospace & Defense — 3.3%
128,957	Orbital Sciences Corp. *	3,107,864
139,570	Taser International Inc. *	1,311,958

	Total Aerospace & Defense	4,419,822

Building Products — 0.7%
35,278	NCI Building Systems Inc. *	853,728

Commercial Services & Supplies — 1.9%
36,400	Corrections Corporation of America *	1,001,728
3,580	Herman Miller Inc.	87,960
76,500	Taleo Corp., Class A Shares *	1,484,100

	Total Commercial Services & Supplies	2,573,788

Construction & Engineering — 1.8%
57,590	Quanta Services Inc. *	1,334,360
23,290	Shaw Group Inc. *	1,097,891

	Total Construction & Engineering	2,432,251

Electrical Equipment — 2.6%
128,790	JA Solar Holdings Co. Ltd., ADR *	2,395,494
29,220	Thomas & Betts Corp. *	1,062,731

	Total Electrical Equipment	3,458,225

Machinery — 3.3%
34,550	AGCO Corp. *	2,068,854
74,700	IDEX Corp.	2,292,543

	Total Machinery	4,361,397

Trading Companies & Distributors — 3.0%
107,900	Grafton Group PLC *	989,046
71,020	MSC Industrial Direct Co. Inc., Class A Shares	3,000,595

	Total Trading Companies & Distributors	3,989,641

	TOTAL INDUSTRIALS	22,088,852

INFORMATION TECHNOLOGY — 28.3%
Communications Equipment — 4.7%
212,880	3Com Corp. *	487,495
117,710	Comverse Technology Inc. *	1,812,734
See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Communications Equipment — 4.7% (continued)
75,380	Dycom Industries Inc. *	$905,314
73,560	F5 Networks Inc. *	1,336,585
18,900	NETGEAR Inc. *	377,055
103,080	Tekelec *	1,283,346

	Total Communications Equipment	6,202,529

Electronic Equipment & Instruments — 1.0%
13,390	Mettler-Toledo International Inc. *	1,300,437

Internet Software & Services — 6.5%
122,600	Alibaba.com Ltd. *	257,729
10,330	Baidu.com Inc., ADR *	2,475,378
87,640	Digital River Inc. *	2,714,211
34,060	Mercadolibre Inc. *	1,354,226
51,090	SINA Corp. *	1,800,922

	Total Internet Software & Services	8,602,466

IT Services — 1.9%
153,670	Online Resources Corp. *	1,478,305
36,070	Wright Express Corp. *	1,108,431

	Total IT Services	2,586,736

Semiconductors & Semiconductor Equipment — 3.2%
135,280	Cirrus Logic Inc. *	909,082
573,409	LSI Corp. *	2,838,374
16,040	Trina Solar Ltd., ADR *	493,070

	Total Semiconductors & Semiconductor Equipment	4,240,526

Software — 11.0%
62,150	Aspen Technology Inc. *	792,413
106,160	BEA Systems Inc. *	2,032,964
84,660	Blackboard Inc. *	2,821,718
101,770	Citrix Systems Inc. *	2,984,914
367,180	Lawson Software Inc. *	2,764,865
13,310	Software AG	1,022,307
117,170	Sourcefire Inc. *	698,333
48,640	Ulticom Inc. *	328,320
69,730	Verint Systems Inc. *	1,124,745

	Total Software	14,570,579

	TOTAL INFORMATION TECHNOLOGY	37,503,273

MATERIALS — 3.0%
Chemicals — 1.6%
61,520	Nalco Holding Co.	1,301,148
41,420	Valspar Corp.	821,773

	Total Chemicals	2,122,921

Metals & Mining — 1.4%
30,940	Compass Minerals International Inc.	1,824,841

	TOTAL MATERIALS	3,947,762

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 0.6%
70,780	Citizens Communications Co.	742,482

Wireless Telecommunication Services — 2.6%
53,804	American Tower Corp., Class A Shares *	2,109,655
20,940	Crown Castle International Corp. *	722,221
23,040	SBA Communications Corp., Class A *	687,283

	Total Wireless Telecommunication Services	3,519,159

	TOTAL TELECOMMUNICATION SERVICES	4,261,641

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

UTILITIES — 2.8%
Electric Utilities — 2.8%
72,660	ITC Holdings Corp.	$3,782,680

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $117,532,925)	120,017,808

Face
Amount

SHORT-TERM INVESTMENT — 9.0%
Repurchase Agreement — 9.0%
$11,902,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity — $11,902,744; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value — $12,140,093) (Cost — $11,902,000)	11,902,000

	TOTAL INVESTMENTS — 99.4% (Cost — $129,434,925#)	131,919,808
	Other Assets in Excess of Liabilities — 0.6%	772,973

	TOTAL NET ASSETS — 100.0%	$132,692,781

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$131,919,808	$120,017,808	$11,902,000	—
Other Financial Instruments*	—	—	—	—

Total	$131,919,808	$120,017,808	$11,902,000	—

*	Other financial instruments include options, futures, swaps and forward contracts.
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,412,238
Gross unrealized depreciation	(17,927,355)

Net unrealized appreciation	$2,484,883

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 22, 2008